Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before income tax	€ (42,660,662)	€ (26,068,955)	€ (8,027,162)
Income tax benefit at statutory income tax rate of 25%	(10,665,166)	(6,517,239)	(2,006,791)
Recognition of previously unrecognized deferred tax assets		(1,629,392)
Impact of rate differences on opening deferred tax balance			1,421,141
Non-deductible expenses for tax purposes (inc. share based payments)	353,543	74,579	4,050
Transactions costs			(209,045)
Current year losses for which no deferred tax asset has been recognised	2,910,890	3,132,076	789,520
Differences in overseas tax rates	7,482,832	4,855,980
Other	(11,982)	745	€ 1,125
Income tax expense (benefit)	€ 70,117	€ (83,251)